Financial Instruments - Schedule of Interest Rate and Currency Hedging Instruments (Details) - Interest risk - Derivative hedging instruments - Cross currency interest rate swaps - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 829,089	¥ 1,103,099
Hedging instrument, liabilities	156,818	70,291
Contract amount to be settled in more than one year
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 814,089	¥ 829,089